Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		$ 20,223	$ 20,667
Interest		32,734	27,067
Insurance benefits		11,554	12,633
Accrued variable lease and contract expense		12,559	36,158
Stock-based compensation		23,297	19,211
Other		6,858	6,731
Total	$ 73,071	107,225	122,467
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		20,223	20,667
Interest		32,734	27,067
Accrued variable lease and contract expense		12,559	36,158
Stock-based compensation		23,297	19,211
Other		12,453	14,197
Total	$ 66,701	$ 101,266	$ 117,300